Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, Tsh in Billions, S/ in Billions, R in Billions	1 Months Ended				12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 28, 2025 BRL (R$)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 TZS (Tsh)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 PEN (S/)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 BRL (R$)	Oct. 31, 2025	Jul. 31, 2025 USD ($)	Jul. 31, 2025 BRL (R$)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 BRL (R$)	Nov. 30, 2023	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk					$ 5,406	$ 4,714
Provisions recorded					617	$ 576	$ 589
Aggregate exceptional charge for tax audit claim					86
Exceptional charge for Tax audit claim					20		$ 66
Tax litigation minas gerais law impact															$ 200	R$ 1,000
Tax penalty limit applied percent															50.00%	50.00%
Tax litigation maranhao new claims												$ 300	R$ 1,400
Reduction Contingent Liabilities			$ 500	R$ 2,800
Amount In Respect Of Which Party Favourable Judgement Is Given By Lower Administrative Court			$ 18	R$ 100
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					3,500			R$ 19,100
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					5,600			30,800
AB INBEV'S PERUVIAN TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					600						S/ 2.1
Claim on dividends of shares					900						3.0
Assessment amount of prepaid by subsidiaries					100						S/ 0.5
AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Amount payable in respect of tax matters settled gross					300					R 4.5
Original assessment from SARS (already settled)					1,000					17.7
Original assessment from SARS to CCBA (already settled)					500					8.9
Original assessment from SARS - excluding penalties and fees (already settled)					400					R 6.4
Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Original assessment from SARS to CCBA (already settled)					300
European commission decision [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded																				$ 80	€ 68
Deposits																				$ 80	€ 68
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 200			1,000
Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Revised penalty payable in percentage														75.00%					100.00%
Penalty payable in percentage							150.00%
Ambev [member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary					61.73%	61.73%
Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 200			1,300
Percentage reduction in the amount payable to tax authorities					98.00%
Ambev [member] | Manaus free trade zone IPI social contributions [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 1,300			7,300
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 35			192
Cerbuco Brewing Inc [Member] | Cerveceria Bucanero S.A [Member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary					50.00%
Tax Assessment During 2005 [member] | Foreign subsidiaries [member]
Disclosure of detailed information about material tax [line items]
Tax assessment amount which were cancelled since Sep 2024																	$ 200	R$ 1,000
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk					$ 1,500			8,000
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					1,400			7,700
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					300			1,600
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					100			600
Tax Assessment in December [Member] | Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					100			300
Tax Assessment in November 2017 [member] | Ambev [member] | CND Holdings [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					200			1,000
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 100			600
Tanzania [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary					39.65%
Tanzania [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Original assessment from SARS to CCBA (already settled) | Tsh									Tsh 850
ICMS-PRODEPE [Member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 200			900
ICMS-ST Trigger [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					2,200			12,000
Amount of reclassification of remote loss	$ 200	R$ 800
Percentage of maximum limit for late fines	20.00%	20.00%
ICMS Tax Credits For Rio Grande do Sul and Sao Paulo [Member] | Tax Assessment in 2018 and 2021 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 200			R$ 900